Deferred and current taxation - Principal components of net deferred tax (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)	€ 359.9	€ 152.7	€ 224.2	€ 258.4
Temporary differences on designated hedging instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)	18.2	(27.6)	149.8
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)	367.1	313.8	261.7
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)	€ (25.4)	€ (133.5)	(180.2)
IFRS 15 transition adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liability (asset)			€ (7.1)